Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,948,068	$ 1,952,911
Resecuritization [Member] | VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Assets sold		39,600	77,200	$ 27,900
Assets, nonconsolidated VIE		117,700	130,400
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Carrying value [Member] | Securities [Member]
Variable Interest Entity [Line Items]
Assets		817	1,500
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Fair value, inputs, level 2 [Member]
Variable Interest Entity [Line Items]
Securities recognized		$ 607	$ 1,100

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.